Income Taxes - Schedule of Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes [Abstract]
Income tax benefit at U.S. statutory rate	$ (488,227)	$ (777,143)
Income tax benefit – state	(151,118)	(240,544)
Permanent differences	2,328	29,510
Deferred tax true-up	33,552
Change in valuation allowance	603,465	988,177
Total provision for income tax